Estimated Fair Value of Identifiable Intangible Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		1 Months Ended						12 Months Ended					0 Months Ended
	Jul. 01, 2013 NetSpend Holdings Inc	Dec. 31, 2013 NetSpend Holdings Inc	Jul. 01, 2013 NetSpend Holdings Inc Customer relationships	Jul. 01, 2013 NetSpend Holdings Inc Covenants-Not-to-Compete	Jul. 01, 2013 NetSpend Holdings Inc Current Technology	Jul. 01, 2013 NetSpend Holdings Inc Database	Jul. 01, 2013 NetSpend Holdings Inc Trade Name	Jul. 01, 2013 NetSpend Holdings Inc Favorable lease	Dec. 31, 2012 Central Payment Co., LLC and ProPay	Dec. 31, 2012 Central Payment Co., LLC and ProPay Customer relationships	Dec. 31, 2012 Central Payment Co., LLC and ProPay Covenants-Not-to-Compete	Dec. 31, 2012 Central Payment Co., LLC and ProPay Current Technology	Dec. 31, 2012 Central Payment Co., LLC and ProPay Trade Name	May 02, 2011 TermNet Merchant Services, Inc.	May 02, 2011 TermNet Merchant Services, Inc. Customer relationships	May 02, 2011 TermNet Merchant Services, Inc. Covenants-Not-to-Compete	May 02, 2011 TermNet Merchant Services, Inc. Channel relationships
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	$ 480,086	$ 401,600	$ 317,000	$ 11,500	$ 78,711	$ 28,000	$ 44,000	$ 875	$ 76,600	$ 59,500	$ 2,900	$ 13,000	$ 1,200	$ 11,740	$ 10,000	$ 100	$ 1,600
Acquired intangible assets,weighted average useful lives	7 years 3 months 18 days		8 years	6 years	7 years	5 years	5 years	4 years 10 months 24 days	7 years 8 months 12 days	8 years 7 months 6 days	2 years 9 months 18 days	5 years	2 years	7 years 3 months 18 days	7 years	2 years	10 years